SCB Classand Advisor Class [Member] Annual Fund Operating Expenses - Institutional [Member] - International Small Cap Portfolio	Sep. 30, 2025
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.09%
SCB Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.02%
Component3 Other Expenses	0.06%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.33%